Income Taxes - Components of Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes:
Domestic	$ 176,494	$ 119,974	$ 94,349
International	5	1,658	(1,510)
Income before Income Taxes	176,499	121,632	92,839
Current provision:
Federal	51,144	37,639	35,327
International	46	56	17
State and local	1,753	682	1,049
Total current provision for income taxes	52,943	38,377	36,393
Deferred provision (benefit):
Federal	11,363	5,122	(2,399)
State and local	522	95	(27)
Total deferred provision (benefit) for income taxes	11,885	5,217	(2,426)
Total provision for income taxes	$ 64,828	$ 43,594	$ 33,967